Finance Lease, Right-of-use Assets and Finance Lease Liabilities (Details) - USD ($) $ in Thousands							12 Months Ended
	Aug. 25, 2025	Feb. 25, 2025	Jan. 23, 2025	Oct. 24, 2024	Oct. 24, 2023	May 09, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance Lease, Right-of-use Assets and Finance Lease Liabilities [Abstract]
Finance lease prepayments and other initial direct costs							$ 8,300	$ 610	$ 7,000
Interest expense on finance lease liability							518	898	219
Depreciation and Amortization [Member]
Finance Lease, Right-of-use Assets and Finance Lease Liabilities [Abstract]
Amortization of right-of use asset							$ 1,050	$ 1,150	$ 436
Blueship [Member]
Finance Lease, Right-of-use Assets and Finance Lease Liabilities [Abstract]
Term of bareboat charter agreement							6 months
Finance lease prepayments and other initial direct costs		$ 4,000	$ 4,000
Daily bareboat rate			10
Purchase price of vessel	$ 22,500		$ 22,500
Incremental borrowing rate		4.65%
Finance lease liability, current		$ 23,747
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]		Other current liabilities
Right-of-use asset		$ 32,381
Initial direct costs		$ 334
Addition to vessels, net	$ 31,009
Titanship [Member]
Finance Lease, Right-of-use Assets and Finance Lease Liabilities [Abstract]
Term of bareboat charter agreement							12 months
Finance lease prepayments and other initial direct costs					$ 3,500	$ 3,500
Daily bareboat rate						9
Purchase price of vessel				$ 20,210		$ 20,210
Incremental borrowing rate					5.40%
Finance lease liability, current					$ 22,388
Right-of-use asset					29,998
Initial direct costs					$ 610
Addition to vessels, net				$ 28,412